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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21409


                      Pioneer Municipal High Income Advantage Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.



            Pioneer Municipal High Income Advantage Trust
            SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)

Principal
Amount                                                                                         Value
            TAX-EXEMPT OBLIGATIONS - 140.2% of Net Assets
            Alabama - 2.0%
5,000,000   Birmingham Alabama Waterworks & Sewer Revenue, 5.0%, 1/1/43                     $        5,228,950
3,450,000   Huntsville Carlton Cove Alabama Special Care Facilities Financing Authority, 8.           1,894,843
                                                                                            $         7,123,793
            Alaska - 3.7%
12,500,000  Alaska State Housing Finance Corp., 6.0%, 6/1/49                                $      13,089,625

            Arizona - 5.9%
5,000,000   Casa Grande Industrial Development Authority, Hospital Revenue, 7.625%, 12/1/29 $         5,341,650
3,130,000   Coconino County Arizona Pollution Control Corp., Revenue, 5.35%, 10/1/22                 3,087,088
1,615,000   Coconino County Arizona Pollution Control Corp., Revenue, 6.375%, 10/1/36                 1,660,365
7,500,000   Gila County Industrial Development Authority Revenue, 5.55%, 1/1/27                      6,950,400
1,000,000   Pima County Industrial Development Authority, 6.3%, 7/1/31                                1,023,300
1,570,000   Pima County Industrial Development Authority, 6.75%, 7/1/31                               1,634,229
1,000,000   Pima County Industrial Development Authority, 7.5%, 7/1/34                                 1,015,330
                                                                                            $      20,712,362

            California - 3.6%
2,680,000   Golden State Tobacco Securitization Corp., 6.75%, 6/1/39                        $        3,016,099
9,745,000   Valley Health System Hospital Revenue,  6.875%, 5/15/23                                   9,758,740
                                                                                            $      12,774,839

            Colorado - 2.0%
2,850,000   Denver Health & Hospital Authority Healthcare Revenue, 6.0%, 12/1/31            $       3,033,825
3,650,000   Northwest Parkway Public Highway Authority, 7.125%, 6/15/41                              3,967,368
                                                                                            $         7,001,193

            Connecticut - 0.9%
3,000,000   Bridgeport Connecticut Senior Living Facilities Revenue, 7.25%, 4/1/35          $         3,112,530

            District of Columbia - 2.2%
2,700,000   District of Columbia Tobacco Settlement Financing Corp., 6.5%, 5/15/33          $         3,141,720
4,000,000   District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40                  4,409,000
                                                                                            $         7,550,720

            Florida - 6.1%
3,415,000   Hillsborough County Florida Aviation Authority Revenue, 6.8%, 1/1/24            $       2,049,068
4,500,000   Hillsborough County Florida Industrial Development Authority Pollution
               Control Revenue, 5.5%, 10/1/23                                                        4,683,690
2,000,000   Hillsborough County Florida Industrial Development Authority Pollution
               Control Revenue, 6.75%, 7/1/29                                                         1,969,660
500,000     Miami Beach Health Facilities Authority, 5.375%, 11/15/28                                    500,890
1,500,000   Miami Beach Health Facilities Authority, 6.7%, 11/15/19                                    1,653,495
10,000,000  Miami-Dade County Aviation Revenue, 5.0%, 10/1/37                                       10,564,300
                                                                                            $       21,421,103

            Georgia - 2.1%
2,500,000   Brunswick & Glynn County Development Authority Revenue, 7.125%, 1/1/25          $        2,642,875
1,065,000   Effingham County Industrial Development Authority, 6.5%, 6/1/31                             1,132,170
450,000     Fulton County Development Authority Special Facilities Revenue, 5.30%, 5/1/13                 147,438
3,400,000   Fulton County Development Authority Special Facilities Revenue, 6.85%, 11/1/07             1,650,258
1,650,000   Savannah Georgia Economic Development Authority Revenue, 7.4%, 1/1/34                      1,725,850
                                                                                            $         7,298,591

            Guam - 1.6%
5,000,000   Northern Mariana Islands, 6.75%, 10/1/33                                        $         5,510,650

            Idaho - 2.3%
2,000,000   Power County Industrial Development Corp., 6.45%, 8/1/32                        $       2,087,260
5,920,000   Power County Pollution Control Revenue, 5.625% 10/1/14                                    5,999,979
                                                                                            $       8,087,239
            Illinois - 3.1%
4,000,000   Centerpoint Intermodal Center, 8.0%, 6/15/23 (144A)                             $       3,909,840
1,645,000   Illinois Health Facilities Authority Revenue, 5.5%, 11/15/19                     1,510,538
1,530,000   Illinois Health Facilities Authority Revenue, 6.7%, 3/1/14                       1,537,451
2,400,000   Illinois Health Facilities Authority Revenue, 6.75%, 3/1/24                      2,407,608
1,500,000   Illinois Health Facilities Authority Revenue, 6.9%, 11/15/33                     1,582,500
                                                                                            $      10,947,937

            Indiana - 5.5%
1,200,000   Indiana State Development Finance Authority Pollution Control Revenue, 7.25%, 1 $         1,266,816
10,000,000  Indiana State Development Finance Authority Revenue, 5.75%, 10/1/11                     10,623,500
5,000,000   Jasper County Industrial Economic Development Revenue, 5.6%, 4/1/29                        5,003,150
2,385,000   Vincennes Industrial Economic Development Revenue, 6.25%, 1/1/24                         2,396,973
                                                                                            $     19,290,439

            Kentucky - 1.4%
500,000     Kentucky Economic Development Finance Authority Hospital System Revenue, 5.7%,  $            505,270
4,400,000   Kentucky Economic Development Finance Authority Hospital System Revenue, 5.875%          4,276,492
                                                                                            $         4,781,762
            Louisiana - 3.0%
750,000     Opelousas Louisiana General Hospital Authority Revenue, 5.75%, 10/1/23          $           798,630
9,415,000   Tobacco Settlement Financing Corp., 5.875%, 5/15/39                                        9,797,061
                                                                                            $       10,595,691
            Massachusetts - 8.1%
3,900,000   Lynn Massachusetts Water & Sewer Commission General Revenue,  5.0%, 12/1/32     $         4,141,956
2,195,000   Massachusetts Health & Educational Facilities Authority Revenue, 5.375%, 7/15/2            2,217,104
1,000,000   Massachusetts Health & Educational Facilities Authority Revenue, 6.35%, 7/15/32           1,073,900
1,740,000   Massachusetts State Development Finance Agency, 5.25%, 10/1/18                             1,678,665
1,990,000   Massachusetts State Development Finance Agency, 6.0%, 11/1/28                              1,995,194
4,900,000   Massachusetts State Development Finance Agency, 7.1%, 7/1/32                              5,001,626
1,000,000   Massachusetts State Housing Finance Agency, 5.35%, 12/1/45                               11,025,987
10,760,000  Massachusetts State Port Authority Revenue, 5.0%, 7/1/16                                   1,109,630
                                                                                            $    28,244,062
            Michigan - 4.8%
3,000,000   Delta County Michigan Economic Development Corp., 6.25%, 4/15/27               $         3,535,770
3,000,000   Macomb County Hospital Finance Authority, 5.875%, 11/15/34                                3,050,310
4,130,000   Michigan State Hospital Finance Authority Revenue, 5.25%, 8/15/23                         3,860,146
1,000,000   Michigan State Strategic Fund Solidwaste Disposal Revenue, 7.375%, 1/15/22                1,047,320
3,000,000   Wayne Charter County Michigan Special Airport Facilities Revenue, 6.0%, 12/1/29          2,392,980
3,405,000   Wayne Charter County Michigan Special Airport Facilities Revenue, 6.75%, 12/1/1            3,085,781
                                                                                            $      16,972,307

            Minnesota - 1.3%
4,800,000   Minneapolis/St. Paul Metropolitan Airports, 7.0%, 4/1/25                        $       4,420,464

            Nevada - 2.3%
2,425,000   Clark County Industrial Development Revenue, 5.5%, 10/1/30                      $        2,424,757
2,500,000   Clark County Industrial Development Revenue, 5.9%, 11/1/32                                2,500,275
1,600,000   Nevada State Department of  Business & Industry, 7.25%, 1/1/23                             1,685,568
1,000,000   Nevada State Department of  Business & Industry, 7.375%, 1/1/30                           1,056,090
500,000     Nevada State Department of  Business & Industry, 7.375%, 1/1/40                               525,655
                                                                                            $        8,192,345

            New Hampshire - 1.5%
1,000,000   New Hampshire Health & Educational Facilities Authority Revenue, 5.375%, 1/1/34 $         1,050,010
1,125,000   New Hampshire Health & Educational Facilities Authority Revenue, 5.875%, 7/1/34             1,183,556
3,000,000   New Hampshire Higher Educational & Health Facilities Authority Revenue, 6.25%,            3,024,510
                                                                                            $        5,258,076

            New Jersey - 7.4%
13,000,000  New Jersey Economic Development Authority Revenue, 6.25%, 9/15/29               $       11,299,730
2,500,000   New Jersey Health Care Facilities Financing Authority Revenue, 5.375%, 7/1/33             2,625,925
1,420,000   New Jersey Health Care Facilities Financing Authority Revenue, 7.5%, 7/1/21                 1,421,491
1,000,000   Tobacco Settlement Financing Corp., 6.25%, 6/1/43                                          1,065,730
3,250,000   Tobacco Settlement Financing Corp., 6.75%, 6/1/39                                        3,648,483
5,000,000   Tobacco Settlement Financing Corp., 7.0%, 6/1/41                                           5,712,050
                                                                                            $      25,773,409

            New York - 11.0%
3,000,000   Dutchess County Industrial Development Agency Revenue, 7.5%, 3/1/29             $         3,179,130
5,000,000   Nassau County New York Industrial Development Agency Revenue, 5.25%, 6/1/27                5,254,100
6,980,000   New York City Industrial Development Agency, 5.25%, 12/1/32                              6,229,022
2,000,000   New York City Industrial Development Agency, 5.375%, 6/1/23                              2,093,860
2,000,000   New York City Industrial Development Agency, 6.9%, 8/1/24                                 1,642,720
3,950,000   New York City Industrial Development Agency, 7.625%, 12/1/32                               4,410,531
3,000,000   New York City Industrial Development Agency, 7.8%, 1/1/16                                 3,133,620
10,000,000  New York State Environmental Facilities Corp., 5.0%, 6/15/33                           10,640,600
2,000,000   Yonkers Industrial Development Agency Civic Facilities Revenue, 6.15%, 3/1/15 (           1,830,960
                                                                                            $      38,414,543

            North Carolina - 4.3%
11,250,000  Charlotte North Carolina Special Facilities Revenue, 5.6%, 7/1/27               $         7,312,163
7,140,000   Charlotte North Carolina Special Facilities Revenue, 7.75%, 2/1/28                       4,722,824
3,000,000   North Carolina Capital Facilities Finance Agency, 5.0%, 10/1/41                           3,192,930
                                                                                            $        15,227,917

            Ohio - 2.4%
3,900,000   Belmont County Health System Revenue, 5.7%, 1/1/13                              $       3,688,269
1,000,000   Belmont County Health System Revenue, 5.8%, 1/1/18                                            915,890
5,000,000   Cleveland Airport Special Revenue, 5.375%, 9/15/27                                         3,685,150
                                                                                            $       8,289,309

            Oklahoma - 1.2%
2,500,000   Jackson County Memorial Hospital Authority Revenue, 7.3%, 8/1/15                $         2,565,075
1,500,000   Tulsa Municipal Airport Transportation Revenue, 7.35%, 12/1/11                             1,500,045
                                                                                            $        4,065,120

            Oregon - 4.8%
5,900,000   Klamath Falls Electric Revenue, 5.75%, 1/1/13                                   $         6,058,651
8,000,000   Klamath Falls Electric Revenue, 6.0%, 1/1/25                                              8,134,640
2,500,000   Western Generation Agency Cogeneration Project Revenue, 7.125%, 1/1/21                    2,538,100
                                                                                            $        16,731,391

            Pennsylvania - 6.8%
3,000,000   Allegheny County Hospital Development Authority Revenue, 9.25%, 11/15/22        $       3,620,880
500,000     Allegheny County Hospital Development Authority Revenue, 9.25%, 11/15/30                       601,150
1,000,000   Clarion County Hospital Authority Revenue, 5.625%, 7/1/21                                    955,830
3,735,000   Columbia County Hospital Authority Revenue, 5.85%, 6/1/24                                3,393,397
1,250,000   Hazleton Health Services Authority Hospital Revenue, 6.125%, 7/1/16                       1,233,800
3,360,000   Montgomery County Higher Education & Health Authority Hospital Revenue, 6.6%, 7           3,487,310
1,430,000   Pennsylvania Economic Development Financing Authority Revenue, 5.125%, 6/1/18              1,275,903
1,805,000   Pennsylvania Economic Development Financing Authority Revenue, 5.3%, 6/1/10               1,784,946
2,330,000   Pennsylvania Economic Development Financing Authority Revenue, 5.35%, 6/1/11             2,305,488
1,300,000   Philadelphia Hospitals & Higher Education Facilities Authority Revenue, 6.2%, 5             1,300,117
2,005,000   Scranton-Lackawanna Health & Welfare Authority Revenue, 6.1%, 7/1/11                       1,835,076
2,245,000   Scranton-Lackawanna Health & Welfare Authority Revenue, 6.15%, 7/1/12                     2,036,754
                                                                                            $      23,830,651

            Rhode Island - 4.3%
4,485,000   Central Falls Rhode Island Detention Facilities Revenue, 7.25%, 7/15/35         $       4,549,449
1,760,000   Central Falls Rhode Island Detention Facilities Revenue, 10.0%, 2/15/35         $        1,796,203
8,285,000   Tobacco Settlement Financing Corp., 6.25%, 6/1/42                                         8,723,277
                                                                                            $      15,068,929

            South Carolina - 6.1%
1,500,000   Connector 2000 Association, Inc., Toll Road Revenue, 5.375%, 1/1/38             $        1,283,730
1,600,000   Loris Community Hospital District, 5.625%, 1/1/29                                          1,621,488
1,000,000   South Carolina Educational Facilities Authority Revenue, 5.75%, 3/1/29                    1,063,740
8,000,000   South Carolina Jobs Economic Development Authority Revenue, 6.375%, 8/1/34               8,954,640
3,000,000   South Carolina Jobs Economic Development Authority Revenue, 8.0%, 10/1/31                 3,316,200
4,400,000   Tobacco Settlement Revenue Management, 6.375%, 5/15/30                                     5,051,860
                                                                                            $       21,291,658

            Tennessee - 2.5%
1,000,000   Johnson City Health & Educational Facilities Board Hospital Revenue, 7.5%, 7/1/ $          1,196,100
7,000,000   Knox County Health Educational & Housing Facilities Board Hospital Revenue, 6.5            7,479,710
                                                                                            $         8,675,810

            Texas  - 20.0%
11,300,000  Alliance Airport Authority Special Facilities Revenue, 7.5%, 12/1/29            $          9,817,101
8,650,000   Brazos River Authority Pollution Control Revenue, 6.75%, 10/1/38                         9,676,496
13,885,000  Dallas-Fort Worth International Airport Revenue, 6.0%, 11/1/14                           11,403,750
19,280,000  Dallas-Fort Worth International Airport Revenue, 7.125%, 11/1/26                           5,400,714
10,000,000  Houston Texas Airport System Revenue, 6.75%, 7/1/29                                      9,222,700
7,750,000   Matagorda County Navigation District Number 1 Revenue, 5.95%, 5/1/30                      7,888,570
4,835,000   Nueces River Authority Environmental Improvement Revenue, 5.6%, 4/1/18                    4,579,325
5,090,000   Nueces River Authority Environmental Improvement Revenue, 5.6%, 1/1/27                    4,747,036
1,910,000   Panhandle Texas Regional Housing Finance, 8.125%, 3/1/31                                   1,922,797
5,000,000   Tomball Hospital Authority, 6.0%, 7/1/25                                                    5,151,650
                                                                                            $      69,810,139

            Virginia  - 0.5%
1,555,000   Pocahontas Parkway Association of Virginia Toll Road Revenue, 5.25%, 8/15/09    $        1,623,358

            Washington - 4.9%
10,000,000  Port Seattle Washington Special Facilities Revenue, 5.0%, 4/1/31                $      10,407,400
5,500,000   Port Seattle Washington Special Facilities Revenue, 7.25%, 4/1/30                        5,203,990
1,420,000   Tobacco Settlement Authority Revenue, 6.5%, 6/1/26                                         1,556,363
                                                                                            $        17,167,753

            Wisconsin  - 0.6%
1,000,000   Wisconsin State Health & Educational Facilities Authority Revenue, 6.125%, 4/1/ $         1,013,740
1,000,000   Wisconsin State Health & Educational Facilities Authority Revenue, 6.25%, 4/1/3             1,011,290
                                                                                            $       2,025,030

            TOTAL TAX-EXEMPT OBLIGATIONS
            (Cost $462,513,381)                                                             $   490,380,745

Shares      TAX-EXEMPT MONEY MARKET MUTUAL FUND - 0.2% of Net Assets
590,385     BlackRock Provident Institutional Municipal Fund                                $           590,385
            TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
            (Cost $590,385)                                                                 $           590,385

            TOTAL INVESTMENTS IN SECURITIES - 140.4%
            (Cost $463,103,766) (a)(b)                                                      $    490,971,130
            OTHER ASSETS AND LIABILITIES 2.5%                                               $        8,661,227
            PREFERRED SHARES AT REDEMPTION VALUE - (42.9)%                                  $ (150,000,000)
            NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%                            $   349,632,357


144A        Security is exempt from registration under Rule 144A and of the Securities Act of 1933.
            Such securities may be resold normally to qualified institutional exempt from registration.  At June 30, 2005, the value of these securities amounted to $5,740,800, or 1.6% of total net assets.
NR          Security not rated by S&P or Moody's.

            Prerefunded bonds have been collaterized by U.S. Treasury securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.


(b)         At June 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $461,456,964 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost                                       $       41,275,133

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value                                              (11,760,967)
            Net unrealized gain                                                             $       29,514,166



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Advantage Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.